Operating profit/(loss) (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Operating profit/(loss)
Net foreign exchange losses/(gains)		€ 146	€ 2,277	€ (476)
Depreciation of property, plant and equipment (note 11):
Leased assets		3,720
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)		1,685	3,525
Staff costs (note 24)		5,462	5,267	5,076
Operating lease rentals payable			3,826
Vodafone New Zealand Limited
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)	€ (1,078)	(1,078)
Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)		(3,356)
Vodafone Malta Limited, discontinued operations
Depreciation of property, plant and equipment (note 11):
Net gain on disposal (note 27)		(170)
VodafoneZiggo Group Holding B.V.
Operating profit/(loss)
Net foreign exchange losses/(gains)		(24)	1	(65)
Depreciation of property, plant and equipment (note 11):
Owned assets		5,995	5,795	5,963
Leased assets		3,720	59	47
Amortisation of intangible assets (note 10)		4,459	3,941	4,399
Impairment of goodwill in subsidiaries, associates and joint arrangements (note 4)		1,685	3,525
Staff costs (note 24)		5,462	5,267	5,295
Amounts related to inventory included in cost of sales		5,699	5,886	6,045
Operating lease rentals payable			3,826	3,788
Loss on disposal of property, plant and equipment and intangible assets		51	33	36
Own costs capitalised attributable to the construction of acquisition of property, plant and equipment		(902)	(844)	(829)
Net foreign exchange losses/(gains) reported in other income and expense		€ (37)	€ 0	€ 80